Consolidated Balance Sheets - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Current Assets
Cash	$ 122,381	$ 176,236
Accounts receivable, net	9,877,030	6,188,992
Inventories	6,504,761	2,633,615
Other receivables and other current assets	5,003,667	7,452,317
Total current assets	21,544,654	16,451,160
Non-Current Assets
Plant and equipment, net	153,271	119,125
Intangible assets, net	6,447	7,433
Right-of-use assets, net	71,482	86,441
Deferred tax assets	66,383	24,538
Deferred offering cost		986,206
Total non-current assets	297,583	1,223,743
Total Assets	21,842,237	17,674,903
Current Liabilities
Short-term loans	1,954,007	2,785,965
Accounts payable	3,243,451	2,127,623
Contract liability	449,306	512,859
Income tax payable	952,041	859,194
Other payables and accrued liabilities	259,345	867,249
Lease liabilities-current	13,145	47,895
Current portion of long-term loan	22,573
Total current liabilities	6,893,868	7,350,542
Non-Current Liabilities
Lease liabilities-non current	57,841
Non-current portion of long-term loans	2,278,162	2,058,651
Total non-current liabilities	2,336,003	2,058,651
Total liabilities	9,229,871	9,409,193
COMMITMENTS AND CONTINGENCIES (NOTE 17)
Equity
Additional paid-in capital	5,972,110	1,712,492
Statutory surplus reserve	788,123	705,396
Retained earnings	5,726,180	5,806,881
Accumulated other comprehensive loss	(368,876)	(421,542)
Total MaxsMaking Inc.’s Equity	12,283,787	7,953,227
Non-Controlling Interests	328,579	312,483
Total equity	12,612,366	8,265,710
Total Liabilities and Equity	21,842,237	17,674,903
Class A Ordinary Shares
Equity
Ordinary shares value	92,000	75,750
Class B Ordinary Shares
Equity
Ordinary shares value	74,250	74,250
Related Party [Member]
Current Assets
Due from related parties	36,815
Current Liabilities
Due to related parties		$ 149,757